Fair Value Measurements (Details Narrative)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021 USD ($) $ / shares	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($) $ / shares	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Change in valuation of warrant derivative liabilities | $	$ 801,755	$ (517,405)	$ 496,812	$ (134,910)	$ 496,305	$ (1,015,151)
Change in valuation of embedded derivative liabilities | $		(2,370,000)		2,173,000	2,571,004	(5,040,000)
Cash and cash equivalents | $	8,227,840		8,227,840		9,033,872	8,852,281
Change in valuation of embedded derivative liabilities | $		$ 2,370,000		$ (2,173,000)	(2,571,004)	5,040,000
Warrant derivative liabilities | $	$ 651,083		$ 651,083		1,147,895	1,644,200
Fair value of embedded derivative liabilities | $						13,501,000
12% Convertible Debentures [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of embedded derivative liabilities | $					$ 10,929,996
Series G Preferred Stock [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant derivative liabilities | $						72,563
Other income | $						72,563
Level Two Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Adjustment to additional paid in capital | $						$ 735,186
Measurement Input, Expected Term [Member] | Level Two Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value assumptions, measurement input, term						3 years 9 months
Measurement Input, Expected Term [Member] | Strome Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value assumptions, measurement input, term	1 year 8 months 12 days		1 year 8 months 12 days		2 years 5 months 12 days	3 years 5 months 12 days
Measurement Input, Expected Term [Member] | B. Riley Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value assumptions, measurement input, term	4 years 6 months		4 years 6 months		4 years 9 months 14 days	5 years 9 months 18 days
Measurement Input, Risk Free Interest Rate [Member] | Level Two Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value assumptions, measurement input, percentages						1.56
Measurement Input, Risk Free Interest Rate [Member] | Strome Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value assumptions, measurement input, percentages	0.28		0.28		0.13	1.62
Measurement Input, Risk Free Interest Rate [Member] | B. Riley Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value assumptions, measurement input, percentages	0.76		0.76		0.36	1.76
Measurement Input, Price Volatility [Member] | Level Two Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value assumptions, measurement input, percentages						130.46
Measurement Input, Price Volatility [Member] | Strome Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value assumptions, measurement input, percentages	153.59		153.59		150.55	144.56
Measurement Input, Price Volatility [Member] | B. Riley Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value assumptions, measurement input, percentages	142.59		142.59		140.95	127.63
Measurement Input, Expected Dividend Rate [Member] | Level Two Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value assumptions, measurement input, percentages						0.0
Measurement Input, Expected Dividend Rate [Member] | Strome Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value assumptions, measurement input, percentages	0		0		0	0.0
Measurement Input, Expected Dividend Rate [Member] | B. Riley Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value assumptions, measurement input, percentages	0		0		0	0.0
Transaction Date Closing Market [Member] | Level Two Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value assumptions, measurement input, price per share						$ 0.89
Transaction Date Closing Market [Member] | Strome Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value assumptions, measurement input, percentages	0.38		0.38		0.60
Fair value assumptions, measurement input, price per share					$ 0.60	0.80
Transaction Date Closing Market [Member] | B. Riley Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value assumptions, measurement input, percentages	0.38		0.38		0.60
Fair value assumptions, measurement input, price per share					$ 0.60	0.80
Measurement Input, Exercise Price [Member] | Level Two Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value assumptions, measurement input, price per share						0.50
Measurement Input, Exercise Price [Member] | Strome Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value assumptions, measurement input, percentages	0.50		0.50		0.50
Fair value assumptions, measurement input, price per share					$ 0.50	4.50
Measurement Input, Exercise Price [Member] | B. Riley Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value assumptions, measurement input, percentages	0.33		0.33		0.33
Fair value assumptions, measurement input, price per share					$ 1.00	1.00
Adjusted fair value assumptions exercise price					$ 0.33	$ 0.33